GENERAL INFORMATION - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Indivior Finance (2014) LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior Finance S.àr.l
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior Jersey Finance LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior Jersey Finance (2021) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior Treatment Services, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior UK Finance No 1 Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior UK Finance No 2 Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior UK Finance No 3 Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior UK Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Indivior US Holdings Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
RBP Global Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%